INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Debt securities [member]
Disclosure of financial assets [line items]
Cost	$ 29,845,450	$ 28,358,760
Unrealized Gain	78,813	66,045
Unrealized Losses	(1,468,306)	(1,374,607)
Fair Value	28,455,957	27,050,198
ECL	26,602	18,310
Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Cost	25,992,996	19,278,224
Unrealized Gain	39,800	36,588
Unrealized Losses	(1,430,096)	(1,046,904)
Fair Value	24,602,700	18,267,908
ECL	22,342	11,761
Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Cost	517,983	484,874
Unrealized Gain	3,927	336
Unrealized Losses	(15,658)	(22,465)
Fair Value	506,252	462,745
ECL	1,344	803
Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Cost	1,319,487	4,682,807
Unrealized Gain	19,762	18,439
Unrealized Losses	(4,563)	(198,436)
Fair Value	1,334,686	4,502,810
ECL	360	1,135
Securities issued or secured by central banks
Disclosure of financial assets [line items]
Cost		251,079
Unrealized Gain		32
Unrealized Losses		(46,256)
Fair Value		204,855
ECL		97
Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Cost	1,746,690	2,640,204
Unrealized Gain	14,660	9,270
Unrealized Losses	(7,806)	(22,691)
Fair Value	1,753,544	2,626,783
ECL	2,215	2,740
Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Cost	22,478	249,748
Unrealized Gain	252	665
Unrealized Losses	(113)	(753)
Fair Value	22,617	249,660
ECL	29	859
Other debt securities
Disclosure of financial assets [line items]
Cost	245,816	771,824
Unrealized Gain	412	715
Unrealized Losses	(10,070)	(37,102)
Fair Value	236,158	735,437
ECL	$ 312	$ 915